Statement of Changes in Stockholders' Equity - 3 months ended Jun. 07, 2017 - USD ($)	Common Stock [Member]	Accumulated Deficit [Member]	Total
Balance at Mar. 09, 2017
Balance, shares at Mar. 09, 2017
Common stock issued for cash at prices ranging from $0.67 to $42.86 per share	$ 2,665,886		2,665,886
Common stock issued for cash at prices ranging from $0.67 to $42.86 per share, shares	477,867
Common stock issued, in exchange for service rendered at $0.80 per share	$ 200,000		200,000
Common stock issued, in exchange for service rendered at $0.80 per share, shares	125,000
Common stock issued, in exchange for investment in the cryptocurrency by an employee at $1.60 per share	$ 100,000		100,000
Common stock issued, in exchange for investment in the cryptocurrency by an employee at $1.60 per share, shares	125,000
Stock based compensation from beneficial prices for stock issued at or near inception to founders and employees	$ 380,000		380,000
Net loss		(766,181)	(766,181)
Balance at Jun. 07, 2017	$ 3,345,886	$ (766,181)	$ 2,579,705
Balance, shares at Jun. 07, 2017	727,867